Operating lease (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property and equipment, net
Rights of use lease assets	$ 425,949	$ 415,791
Operating lease liabilities, current	169,393	165,354
Operating lease liabilities, noncurrent	247,041	241,149
Total operating lease liabilities	$ 416,434	$ 406,503